Related Party Transactions - Additional Information (Details) ฿ in Millions					12 Months Ended
	Dec. 11, 2024	Apr. 29, 2024 USD ($)	Jan. 12, 2024 USD ($)	Apr. 14, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Jan. 12, 2024 THB (฿)	Aug. 02, 2023 USD ($)	Aug. 02, 2023 THB (฿)
Disclosure of transactions between related parties [line items]
Borrowings					$ 4,736,583	$ 6,053,482
Zapp Scooters Thailand Company Limited
Disclosure of transactions between related parties [line items]
Ownership percentage of registered share capital	51.00%
Promissory Notes
Disclosure of transactions between related parties [line items]
Borrowings				$ 1,000,000		$ 309,191		$ 570,000	฿ 20.0
Repayment period				2025-04
Interest rate				15.00%				9.00%	9.00%
Promissory Notes | Zapp Scooters Thailand Company Limited
Disclosure of transactions between related parties [line items]
Borrowings			$ 287,000				฿ 10.0
Repayment period			2026-01
Interest rate			15.00%				15.00%
Executive officers
Disclosure of transactions between related parties [line items]
Share based payment charge					$ 51,438,565
Orakorn Laoharutanun
Disclosure of transactions between related parties [line items]
Payment for related party		$ 44,000
Mr. Chatsuwan | Zapp Scooters Thailand Company Limited
Disclosure of transactions between related parties [line items]
Ownership percentage of registered share capital	51.00%